Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash	$ 39,221	$ 109,091	$ 2,658,182
Receivable from sale of equity method investment	187,000	748,000
Prepaid expense and other current assets	273,493	282,170	255,084
Current assets of discontinued operations		356,616	323,232
Total Current Assets	499,714	1,495,877	3,236,498
NON-CURRENT ASSETS:
Operating lease right-of-use assets, net	135,055		4,709
Property and equipment, net	11,999	727	1,298
Intangible assets, net	1,265,616	2,158,167
Goodwill	12,808,197	12,808,197
Equity method investments, net			10,636,544
Non-current assets of discontinued operations		6,937,769	7,106,129
Total Non-current Assets	14,220,867	21,904,860	17,748,680
Total Assets	14,720,581	23,400,737	20,985,178
CURRENT LIABILITIES:
Accrued professional fees	1,472,034	1,832,606	611,462
Accrued research and development fees	153,772	153,772	153,772
Accrued payroll liability and compensation	875,638	1,072,553	501,258
Accrued litigation settlement	363,450	363,450	373,450
Accrued liabilities and other payables	171,836	281,063	228,800
Operating lease obligation	89,831	6,000	10,709
Derivative liability	27,790	34,156	127,545
Stock subscription liability	150,000	150,000
Bridge loan payable, net		197,341
Convertible note payable, net		737,018	2,113,773
Note payable, net	1,188,700
Current liabilities of discontinued operations		6,061,077	5,920,764
Total Current Liabilities	4,593,051	14,147,114	13,882,555
NON-CURRENT LIABILITIES:
Operating lease obligation, noncurrent portion	56,224
Non-current liabilities of discontinued operations		23,515
Total Non-current Liabilities	56,224	23,515
Total Liabilities	4,649,275	14,170,629	13,882,555
Commitments and Contingencies (Note 16)
EQUITY:
Preferred stock, value
Common stock, value	1,368	486	145
Additional paid-in capital	106,067,244	88,376,767	72,023,525
Less: common stock held in treasury, at cost; 3,467 shares	(522,500)	(522,500)	(522,500)
Accumulated deficit	(112,592,608)	(105,934,101)	(87,673,125)
Statutory reserve	6,578	6,578	6,578
Accumulated other comprehensive loss	(242,029)	(241,402)	(232,000)
Total Avalon GloboCare Corp. stockholders’ equity	10,071,306	9,230,108	7,102,623
Noncontrolling interest
Total Equity	10,071,306	9,230,108	7,102,623
Total Liabilities and Equity	14,720,581	23,400,737	20,985,178
Related Party
CURRENT LIABILITIES:
Accrued liabilities and other payables - related party	100,000	100,000	732,916
Advance from pending sale of subsidiary - related party		3,158,078	3,108,106
Series A Convertible Preferred Stock
EQUITY:
Preferred stock, value			9,000,000
Series B Convertible Preferred Stock
EQUITY:
Preferred stock, value			11,000,000
Series C Convertible Preferred Stock
EQUITY:
Preferred stock, value	2,540,000	3,790,000
Series C Convertible Preferred Stock | Previously Reported
EQUITY:
Preferred stock, value		3,790,000	3,500,000
Series D Convertible Preferred Stock
EQUITY:
Preferred stock, value		8,837,527
Series E Convertible Preferred Stock
EQUITY:
Preferred stock, value	$ 14,813,253	$ 14,916,753